Capital Management (Details Textual) - USD ($) $ in Thousands	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018	Mar. 31, 2017
Captial Management (Textual)
Payables and accrued expenses	$ 1,300	$ 1,100
Cash	3,152	6,166	$ 7,520	$ 159
Shareholders' equity	145,641	148,557	$ 9,619	$ 59,594
Shareholders' equity form of cash.	$ 3,200	$ 6,200